Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 562,117	$ 435,251	$ 271,135
Post-employment benefits	2,322	2,458	2,406
Termination benefits	0	283	3,415
Share-based payment	1,035,401	365,666	62,203
Others	578	571	578
Total	$ 1,600,418	$ 804,229	$ 339,737